Shareholder Report, Line Graph (Details) DFBL_DFA Global Real Estate Securities Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Global Real Estate Securities Portfolio – Institutional
Accumulated Value	$ 15,345	$ 11,759	$ 12,545	$ 16,154	$ 11,370	$ 14,086	$ 11,309	$ 11,097	$ 10,487	$ 10,000	$ 15,616
MSCI All Country World IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World IMI Index (net div.)
Accumulated Value	23,356	17,649	16,129	20,216	14,630	14,024	12,520	12,641	10,234	10,000	$ 28,495
S&P Global REIT Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global REIT Index (net div.)
Accumulated Value	$ 14,036	$ 10,742	$ 11,493	$ 14,738	$ 10,226	$ 13,259	$ 10,896	$ 10,836	$ 10,389	$ 10,000	$ 14,336